Loans (Composition of Loans) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 360,937,164	$ 295,313,069	$ 8,543,367
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	80,367,773	56,227,548
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	235,988,490	196,808,249
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	39,781,326	38,343,403
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 4,799,575	$ 3,933,869